Preferred shares and share capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Preferred shares and share capital	Preferred shares and share capital:
(a)Common shares:
On February 27, 2020, upon completion of the Reorganization, the common shares of Seaspan, the predecessor of Atlas, was exchanged for Atlas common shares on a one-for-one basis. The Company has 400,000,000 Class A common shares authorized at December 31, 2022 and December 31, 2021, with a par value of $0.01 per share.
On February 28, 2020, the Company issued 29,891,266 common shares and reserved 6,664,270 common shares for holdback as part of the consideration paid for the acquisition of the shares of APR Energy (note 3). Concurrent with the acquisition, the Company issued 775,139 common shares to Fairfax to settle APR Energy’s indebtedness to Fairfax at closing.
During the year ended December 31, 2020, the Sellers returned 1,849,641 previously issued common shares to the Company and 557,139 Holdback Shares were cancelled. Of the common shares returned, 1,122,290 shares were permanently forfeited as part of post-closing purchase price adjustments. The remaining 727,351 shares are held in reserve as treasury shares. These shares may be issuable to the Sellers at a future date, subject to settlement of potential indemnified events. As of December 31, 2022, 727,351 common shares are issuable as Holdback Shares, including 727,351 shares held in treasury.
During the year ended December 31, 2022, 92,444 (December 31, 2021 – 350,138) shares were released from holdback and issued to the Sellers. Upon expiration of an indemnification, the remaining Holdback Shares of 2,749,898 were released and issued to the minority sellers in June 2022.
The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received in the Company’s common shares. If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%. If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.
19.    Preferred shares and share capital (continued):
(b)Preferred shares:
As at December 31, 2022, the Company had the following preferred shares outstanding:

	Shares				Liquidation preference
			Dividend rate per annum	Redemption by Company permitted on or after(1)	December 31, 2022	December 31, 2021
Series	Authorized	Issued
D	20,000,000	5,093,728	7.95%	January 30, 2018	$127.3	$127.3
E(2)	15,000,000	—	8.25%	February 13, 2019	—	—
G(2)	15,000,000	—	8.20%	June 16, 2021	—	—
H	15,000,000	9,025,105	7.875%	August 11, 2021	225.6	225.6
I	6,000,000	6,000,000	8.00%	October 30, 2023	150.0	150.0
J(3)	12,000,000	12,000,000	7.00%	June 11, 2021	300.0	300.0
(1)Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.
(2)On July 1, 2021, the Company redeemed all of its outstanding g 8.25% Series E Cumulative Redeemable Preferred Shares and outstanding 8.20% Series G Cumulative Redeemable Perpetual Preferred shares for cash at $25.00 per share plus all accrued and unpaid dividends.
(3)Dividends will be payable on the Series J Cumulative Redeemable Preferred Shares at a rate of 7.0% for the first five years after the issue date, with 1.5% increases annually thereafter to a maximum of 11.5%.
The preferred shares are subject to certain financial covenants. The Company is in compliance with these covenants on December 31, 2022.
(c)Restricted shares:
During the year ended December 31, 2022, the Company granted 5,556,610 restricted shares, to its board of directors, chairman of the board, and the Company's chief executive officer, of which nil restricted shares were forfeited. During the year ended December 31, 2021, the Company granted 75,910 restricted shares, to its board of directors, of which 11,984 restricted shares were forfeited.
(d)Restricted stock units:
During the year ended December 31, 2022, the Company granted 336,313 restricted stock units, to certain members of senior management. The restricted stock units generally vest over two years, in equal tranches. During the year ended December 31, 2022, 73,336 restricted stock units were forfeited (2021 – 35,402).
(e)Cumulative redeemable preferred shares:
Pursuant to the Fairfax Exchange as described in note 6(b), the Company exchanged $200,000,000 aggregate principal amount of the 2026 Fairfax Notes and all $100,000,000 aggregate principal amount of the 2027 Fairfax Notes for (i) 12,000,000 Series J 7.00% Cumulative Redeemable Perpetual Preferred Shares, representing total liquidation value of $300,000,000, and (ii) 1,000,000 five year warrants to purchase an equal number of shares of Atlas common stock at an exercise price of $13.71 per share. The exchanged 2026 Fairfax Notes and 2027 Fairfax Notes were subsequently cancelled.
Dividends are payable on the Series J Preferred Shares at a rate of 7.0% for the first five years after the issue, with 1.5% increases annually thereafter to a maximum of 11.5%. These warrants may be exercised within a 5-year period. The Company can also elect to require early exercise of the warrants, at any time after June 11, 2025, if the “Fair Market Value” (being defined as the volume-weighted average of the sale prices of common shares over the 20 trading days immediately prior to the day as of which Fair Market Value is being determined) of a common share equals or exceeds two times the exercise price on the third trading day prior to the date on which the Company delivers the forced exercise notice.
(f)Warrants:
In April 2022, Fairfax exercised warrants to purchase 25,000,000 common shares of Atlas. The warrants, which were originally issued on July 16, 2018, had an exercise price of $8.05 per common share for an aggregate exercise price of $201,250,000. As of December 31, 2022, Fairfax continues to hold 6,000,000 warrants.